Regulatory Matters (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Capital to Adjusted Tangible Assets	4.00%
Capital to Risk Weighted Assets	8.00%
Scenario, Actual [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital	$ 1,577,482	$ 1,447,957
Tier One Capital to Adjusted Tangible Assets	9.00%	8.00%
Capital	1,641,172	1,530,059
Capital to Risk Weighted Assets	14.30%	13.50%
Tier One Risk Based Capital	1,577,482	1,447,957
Tier One Risk Based Capital to Risk Weighted Assets	13.80%	12.80%
For OCC Capital Adequacy Purposes [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital	702,169	725,674
Tier One Capital to Adjusted Tangible Assets	4.00%	4.00%
Capital	917,393	907,153
Capital to Risk Weighted Assets	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital	877,712	907,093
Tier One Capital to Adjusted Tangible Assets	5.00%	5.00%
Capital	1,146,741	1,133,942
Capital to Risk Weighted Assets	10.00%	10.00%
Tier One Risk Based Capital	$ 688,045	$ 680,365
Tier One Risk Based Capital to Risk Weighted Assets	6.00%	6.00%